Pay vs Performance Disclosure	6 Months Ended	12 Months Ended
	Jan. 27, 2018 $ / shares	Jan. 25, 2025 USD ($) $ / shares	Jan. 27, 2024 USD ($) $ / shares	Jan. 28, 2023 USD ($) $ / shares	Jan. 29, 2022 USD ($) $ / shares	Jan. 30, 2021 USD ($) $ / shares	Jan. 25, 2020 $ / shares	Jan. 26, 2019 $ / shares	Jul. 29, 2017 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (2)	Compensation Actually Paid to First PEO (1)(3)(8)	Compensation Actually Paid to Second PEO (1)(3)(8)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)(4)(8)	Value of Initial Fixed $100 Investment Based On:		Net Income (6)	Operating Cash Flow to Qualifying Net Income Ratio (7)
							Total Shareholder Return	Peer Group Total Shareholder Return (5)
2025	$8,496,043	$6,773,516	$17,278,143	$11,257,137	$2,769,997	$4,426,632	$433	$161	$235	1.46x
2024	$7,207,277	N/A	$9,482,848	N/A	$2,473,061	$3,018,202	$258	$115	$219	1.15x
2023	$7,131,438	N/A	$8,610,554	N/A	$1,888,781	$1,797,502	$208	$203	$142	1.14x
2022	$4,801,952	N/A	$3,630,008	N/A	$1,715,928	$1,430,384	$190	$150	$49	6.55x
2021	$5,235,281	N/A	$12,824,898	N/A	$2,131,607	$3,951,356	$182	$119	$34	4.40x

Company Selected Measure Name		ratio of operating cash flow to qualifying net income attained
Named Executive Officers, Footnote	Reflects compensation for our Chief Executive Officer, Mr. Nielsen, who served as our Principal Executive Officer (PEO) from fiscal year 2021 until November 30, 2024.Reflects compensation for our Chief Executive Officer, Mr. Peyovich, has served as our Principal Executive Officer (PEO) beginning November 30, 2024.
(4)Reflects compensation for the following non-PEO NEOs:
2025: Mr. DeFerrari, Mr. Wetherington, Mr. Urness, and Mr. Lawson
2024: Mr. DeFerrari, Mr. Peyovich, Mr. Lawson, and Mr. Urness
2023: Mr. DeFerrari, Mr. Peyovich, Mr. Lawson, Mr. Urness, and Mr. Horton
2022: Mr. DeFerrari, Mr. Peyovich, Mr. Horton, and Mr. Urness
2021: Mr. DeFerrari, Mr. Estes, Mr. Peyovich, and Mr. Urness

Peer Group Issuers, Footnote		(5)The Peer Group selected for Total Shareholder Return (TSR) comparisons is the S&P Composite 1500 Construction & Engineering index.
PEO Total Compensation Amount			$ 7,207,277	$ 7,131,438	$ 4,801,952	$ 5,235,281
PEO Actually Paid Compensation Amount			9,482,848	8,610,554	3,630,008	12,824,898
Adjustment To PEO Compensation, Footnote
(8)The following adjustments were made to SCT total compensation to determine "compensation actually paid" for our NEOs. No adjustments were required in respect of pension plans, modifications to prior option grants, or dividend payments as none of these items are applicable to the Company during the reported timeframe.

	PEO						Other NEO Average
Adjustments	2025 First PEO	2025 Second PEO	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	$8,496,043	$6,773,516	$7,207,277	$7,131,438	$4,801,952	$5,235,281	$2,769,997	$2,473,061	$1,888,781	$1,715,928	$2,131,607
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$2,408,541	$3,318,890	$2,171,092	$1,993,378	$1,760,679	$1,231,419	$1,342,129	$1,013,187	$768,571	$734,251	$983,267
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$1,602,988	$926,410	$1,477,438	$1,369,392	$1,193,495	$926,138	$—	$211,074	$130,093	$90,611	$—
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding(a)	$4,958,456	$4,916,758	$3,812,099	$3,198,813	$2,388,460	$7,914,808	$1,962,957	$1,398,545	$760,357	$601,547	$2,378,984
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding(a)	$4,838,363	$2,530,468	$937,718	$958,486	$(876,896)	$1,848,158	$856,086	$297,844	$137,144	$(121,022)	$413,974
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY(a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY(a)	$2,996,810	$1,281,695	$1,174,284	$684,586	$270,666	$(15,793)	$308,031	$73,013	$61,747	$58,793	$10,058
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions(a)	$—	$—	$—	$—	$—	$—	$128,311	$—	$151,863	$—	$—
Compensation Actually Paid	$17,278,143	$11,257,137	$9,482,848	$8,610,554	$3,630,008	$12,824,898	$4,426,632	$3,018,202	$1,797,502	$1,430,384	$3,951,356
(a)Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.
RSUs are valued based on the last sale price on the relevant measurement date. Options are valued using a Black Scholes model with assumptions established as at the relevant measurement date. Performance stock units are valued by applying the probable or actual outcome based on performance through the measurement date, multiplied by the last sale price on the relevant measurement date.

Fair Values Per Share	Grant Year
	2025	2024	2023	2022	2021	2020	2019	2018	2017
RSUs	$192.84	$115.18	$92.73	$84.53- $94.71	$81.14- $94.71	$26.34 - $94.71	$26.34- $120.43	$44.51 - $82.95	$44.51 - $109.11
Stock Options	$82.76	$48.34	$58.67	$50.49 - $59.27	$58.21 - $73.64	$9.61 - $53.22	$4.91 - $41.57	$12.18 - $34.71	$10.94 - $28.77

Assumed Payout Factors	Grant Year
	2025	2024	2023	2022	2021	2020	2019	2018
PSUs	100%- 130%	100% - 101%	98% - 100%	0% - 100%	42% - 117%	0% - 100%	8% - 40%	0% - 17%

Non-PEO NEO Average Total Compensation Amount		$ 2,769,997	2,473,061	1,888,781	1,715,928	2,131,607
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,426,632	3,018,202	1,797,502	1,430,384	3,951,356
Adjustment to Non-PEO NEO Compensation Footnote
(8)The following adjustments were made to SCT total compensation to determine "compensation actually paid" for our NEOs. No adjustments were required in respect of pension plans, modifications to prior option grants, or dividend payments as none of these items are applicable to the Company during the reported timeframe.

	PEO						Other NEO Average
Adjustments	2025 First PEO	2025 Second PEO	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	$8,496,043	$6,773,516	$7,207,277	$7,131,438	$4,801,952	$5,235,281	$2,769,997	$2,473,061	$1,888,781	$1,715,928	$2,131,607
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$2,408,541	$3,318,890	$2,171,092	$1,993,378	$1,760,679	$1,231,419	$1,342,129	$1,013,187	$768,571	$734,251	$983,267
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$1,602,988	$926,410	$1,477,438	$1,369,392	$1,193,495	$926,138	$—	$211,074	$130,093	$90,611	$—
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding(a)	$4,958,456	$4,916,758	$3,812,099	$3,198,813	$2,388,460	$7,914,808	$1,962,957	$1,398,545	$760,357	$601,547	$2,378,984
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding(a)	$4,838,363	$2,530,468	$937,718	$958,486	$(876,896)	$1,848,158	$856,086	$297,844	$137,144	$(121,022)	$413,974
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY(a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY(a)	$2,996,810	$1,281,695	$1,174,284	$684,586	$270,666	$(15,793)	$308,031	$73,013	$61,747	$58,793	$10,058
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions(a)	$—	$—	$—	$—	$—	$—	$128,311	$—	$151,863	$—	$—
Compensation Actually Paid	$17,278,143	$11,257,137	$9,482,848	$8,610,554	$3,630,008	$12,824,898	$4,426,632	$3,018,202	$1,797,502	$1,430,384	$3,951,356
(a)Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.
RSUs are valued based on the last sale price on the relevant measurement date. Options are valued using a Black Scholes model with assumptions established as at the relevant measurement date. Performance stock units are valued by applying the probable or actual outcome based on performance through the measurement date, multiplied by the last sale price on the relevant measurement date.

Fair Values Per Share	Grant Year
	2025	2024	2023	2022	2021	2020	2019	2018	2017
RSUs	$192.84	$115.18	$92.73	$84.53- $94.71	$81.14- $94.71	$26.34 - $94.71	$26.34- $120.43	$44.51 - $82.95	$44.51 - $109.11
Stock Options	$82.76	$48.34	$58.67	$50.49 - $59.27	$58.21 - $73.64	$9.61 - $53.22	$4.91 - $41.57	$12.18 - $34.71	$10.94 - $28.77

Assumed Payout Factors	Grant Year
	2025	2024	2023	2022	2021	2020	2019	2018
PSUs	100%- 130%	100% - 101%	98% - 100%	0% - 100%	42% - 117%	0% - 100%	8% - 40%	0% - 17%

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Total Shareholder Return

CAP - 1st PEO	CAP - 2nd PEO	\	CAP - Other NEOs

Dycom TSR	Peer TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income

CAP - 1st PEO	CAP - 2nd PEO

\	CAP - Other NEOs	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Operating Cash Flow to Net Income Ratio

CAP - 1st PEO	CAP - 2nd PEO

\	CAP - Other NEOs	Operating Cash Flow to Net Income Ratio

Tabular List, Table	The following table lists the collective ‘most important’ measures alphabetically.

Tabular List of Most Important Measures
(1) Contract Revenue
(2) Operating Cash Flow to Qualifying Net Income Ratio
(3) Pre-Tax Income

Total Shareholder Return Amount		$ 433	258	208	190	182
Peer Group Total Shareholder Return Amount		161	115	203	150	119
Net Income (Loss)		$ 235,000,000	$ 219,000,000	$ 142,000,000	$ 49,000,000	$ 34,000,000
Company Selected Measure Amount		1.46	1.15	1.14	6.55	4.4
Additional 402(v) Disclosure	“Compensation actually paid” has been calculated in accordance with the rules outlined under Item 402(v)(2) of Regulation S-K. Details of the adjustments made to reported Summary Compensation Table (SCT) total compensation for each year to determine “compensation actually paid” are summarized below in footnote (8).
(6)Reflects the Company's consolidated reported net income in millions, calculated on a GAAP basis, as reported on our form 10-K for the relevant year.
The following charts provide a visual description of the relationships between “compensation actually paid” to our PEO, and the average for our non-PEO NEOs, to aspects of The Company's financial performance.
For the fiscal year ending ended January 25, 2025, operating cash flow to qualifying net income ratio is identified as the most important financial performance measure in linking “compensation actually paid” to the Company's performance and is included in the pay versus performance table. The other most important measures for pay versus performance purposes comprise contract revenue and pre-tax income.
Further details on how these measures feature in our executive compensation program can be found in the CD&A.

Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Awards Other Than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 192.84	$ 115.18	$ 92.73
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Awards Other Than Options, Grants in Period, Weighted Average Grant Date Fair Value, Minimum | $ / shares	$ 44.51				$ 84.53	$ 81.14	$ 26.34	$ 26.34	$ 44.51
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Awards Other Than Options, Grants in Period, Weighted Average Grant Date Fair Value, Maximum | $ / shares	82.95				94.71	94.71	94.71	120.43	109.11
Share-Based Compensation Arrangement, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 82.76	$ 48.34	$ 58.67
Share-Based Compensation Arrangement, Options, Grants in Period, Weighted Average Grant Date Fair Value, Minimum | $ / shares	12.18				50.49	58.21	9.61	4.91	10.94
Share-Based Compensation Arrangement, Options, Grants in Period, Weighted Average Grant Date Fair Value, Maximum | $ / shares	$ 34.71				$ 59.27	$ 73.64	$ 53.22	$ 41.57	$ 28.77
Share-Based Compensation Arrangement, Award Vesting, Assumed Payout, Percent, Minimum	0.00%	100.00%	100.00%	98.00%	0.00%	42.00%	0.00%	8.00%
Share-Based Compensation Arrangement, Award Vesting, Assumed Payout, Percent, Maximum	17.00%	130.00%	101.00%	100.00%	100.00%	117.00%	100.00%	40.00%
Measure:: 1
Pay vs Performance Disclosure
Name		(1) Contract Revenue
Non-GAAP Measure Description		The company-selected measure is the ratio of operating cash flow to qualifying net income attained. Qualifying net income is tax affected adjusted operating income. Adjusted operating income is income before income taxes excluding (a) asset impairments, (b) amounts for performance share compensation, (c) amounts recorded for changes to the Company's capital structure, and (d) amounts for amortization of debt discount. Adjusted operating income is reduced by (a) income taxes using the Company's effective tax rate and (b) amounts included in the provision for income taxes due to the application of FASB Accounting Standards Update No. 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting to arrive at Qualifying Net Income.
Measure:: 2
Pay vs Performance Disclosure
Name		(2) Operating Cash Flow to Qualifying Net Income Ratio
Measure:: 3
Pay vs Performance Disclosure
Name		(3) Pre-Tax Income
Mr. Nielsen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,496,043	$ 7,207,277	$ 7,131,438	$ 4,801,952	$ 5,235,281
PEO Actually Paid Compensation Amount		$ 17,278,143	9,482,848	8,610,554	3,630,008	12,824,898
PEO Name		Mr. Nielsen
Mr. Peyovich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 6,773,516
PEO Actually Paid Compensation Amount		$ 11,257,137
PEO Name		Mr. Peyovich
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,171,092)	(1,993,378)	(1,760,679)	(1,231,419)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,812,099	3,198,813	2,388,460	7,914,808
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			937,718	958,486	(876,896)	1,848,158
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,174,284	684,586	270,666	(15,793)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Aggregate Grant Date Fair Value of Stock Option Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,477,438)	(1,369,392)	(1,193,495)	(926,138)
PEO | Mr. Nielsen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,408,541)
PEO | Mr. Nielsen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,958,456
PEO | Mr. Nielsen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,838,363
PEO | Mr. Nielsen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Nielsen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,996,810
PEO | Mr. Nielsen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Nielsen [Member] | Aggregate Grant Date Fair Value of Stock Option Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,602,988)
PEO | Mr. Peyovich [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,318,890)
PEO | Mr. Peyovich [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,916,758
PEO | Mr. Peyovich [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,530,468
PEO | Mr. Peyovich [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Peyovich [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,281,695
PEO | Mr. Peyovich [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Peyovich [Member] | Aggregate Grant Date Fair Value of Stock Option Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(926,410)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,342,129)	(1,013,187)	(768,571)	(734,251)	(983,267)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,962,957	1,398,545	760,357	601,547	2,378,984
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		856,086	297,844	137,144	(121,022)	413,974
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		308,031	73,013	61,747	58,793	10,058
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(128,311)	0	(151,863)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Option Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ (211,074)	$ (130,093)	$ (90,611)	$ 0